RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
	December 31,	December 31,
	2024	2023
Salaries and short-term employee benefits	$2,571	$3,322
Non-executive directors' fees	379	331
Non-executive directors' deferred share units	2,301	(659)
Share-based payments	2,310	2,510
	$7,561	$5,504